Subsequent Events (Details) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 01, 2025	Feb. 05, 2025	Jan. 01, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Issuance of common stock					$ 38,503,670	$ 8,249,971	$ 32,818,130	$ 7,500,001	$ 0
Class C Common Stock
Subsequent Events
Issuance of Class B common stock to Sponsor (in shares)								528,914
Subsequent event
Subsequent Events
Percentage of default interest		2.00%
Amount of gross receipts		$ 21,800,000
Issuance of common stock			$ 14,100,000
Subsequent event | Class C Common Stock
Subsequent Events
Issuance of Class B common stock to Sponsor (in shares)	201,946			431,402
Issuance of common stock	$ 7,900,000			$ 14,100,000